Details of Significant Accounts - Summary of Fair Value of Stock Options Measured Using Black-Scholes Option-pricing Model (Details) - Employee Stock Options	Jul. 02, 2018 TWD ($)	Jul. 02, 2018 USD ($)	Jun. 29, 2018 TWD ($)	Jun. 29, 2018 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Per share exercise price	$ 102.5	$ 3.35	$ 100.5	$ 3.28
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	44.03%	44.03%	44.04%	44.04%
Risk-free interest rate	0.70%	0.70%	0.69%	0.69%
Expected life (years)	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Weighted average stock options fair value	$ 38	$ 1.2	$ 37	$ 1.2
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expected volatility	43.60%	43.60%	43.59%	43.59%
Risk-free interest rate	0.65%	0.65%	0.65%	0.65%
Expected life (years)	3 years 6 months	3 years 6 months	3 years 6 months	3 years 6 months
Weighted average stock options fair value	$ 33	$ 1.1	$ 33	$ 1.1